KEYPORT ADVISOR OPTIMA

GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACTS

ISSUED BY

Variable Account A

OF

KEYPORT BENEFIT LIFE INSURANCE COMPANY

SUPPLEMENT DATED MAY 15, 2000

TO

PROSPECTUS DATED MAY 1, 2000

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This supplement contains information about the Colonial International Horizons Fund, Variable Series.

Effective May 1, 2000, the Fund's investment objective changed to long-term growth.

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Client Service Hotline

800-367-3653

Distributed by:

Keyport Financial Services Corp.

125 High Street

Boston, Massachusetts 02110

KBO.SUP(1)	5/00